Fair Value - Fair Value and Carrying Value of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 14,043	$ 13,427
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 14,202	$ 13,624